COMMITMENTS - Disclosure of detailed information about contractual obligations (Detail)	Dec. 31, 2021 USD ($)
Commitments [Line Items]
Total contractual commitments	$ 13,599,207
Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	1,738,106
1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	11,861,101
Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables [Member]
Commitments [Line Items]
Total contractual commitments	1,089,219
Trade and other payables [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	1,089,219
Trade and other payables [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Loans payable principal and interest payments [Member]
Commitments [Line Items]
Total contractual commitments	7,176,837
Loans payable principal and interest payments [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	648,887
Loans payable principal and interest payments [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	6,527,950
Loans payable principal and interest payments [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisition of royalties and streams [Member]
Commitments [Line Items]
Total contractual commitments	5,333,151
Payments related to acquisition of royalties and streams [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisition of royalties and streams [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	5,333,151
Payments related to acquisition of royalties and streams [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	$ 0